Interim Condensed Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net loss for the period	$ (5,835)	$ (5,248)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	80	76
Share-based payment	165	289
Change in operating lease liability	(39)	(159)
Changes in operating assets and liabilities:
Increase in other current assets	(80)	(305)
Increase in Inventory	(491)
Increase (decrease) in trade accounts payable	167	(10)
Increase (decrease) in other accounts payable	624	2
Net cash used in operating activities	(5,409)	(5,355)
Cash flows from investing activities
Purchase of fixed assets	(137)
Net cash used in investing activities	(137)
Cash flows from financing activities:
Issuance of Preferred Shares		2,000
Proceeds from Safe investment		1,000
Proceeds from exercise of options		10
Issuance of shares and warrants, net of issuance expenses	5,460	13,643
Net cash provided by financing activities	5,460	16,653
Increase (Decrease) in cash, cash equivalents and restricted cash	(86)	11,298
Cash, cash equivalents and restricted cash at the beginning of the period	8,492	1,849
Cash, cash equivalents and restricted cash at the end of the period	8,406	13,147
Non Cash Activities:
Conversion of preferred shares		11,965
Conversion of a convertible debt		1,000
Deferred issuance expenses recorded in Other current assets		56
Issuance expenses recorded in Other accounts payables	$ 65